List of subsidiaries	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
List of subsidiaries
List of subsidiaries

28.List of subsidiaries

Set out below is a list of subsidiaries of the Group. Ownership interest corresponds to voting rights.

	Ownership Interest	Ownership Interest
	June 30, 2023	December 31, 2022
Name	%	%
Flow Research S.L.	100	100
NHW Ltd	100	100
Nexters Global Ltd	100	100
SGBOOST Limited	100	100
Lightmap Ltd	100	100
Nexters Studio Armenia LLC	100	100
Nexters Studio Kazakhstan Ltd	100	100
Nexters Studio Portugal, Unipersonal LDA	100	—
Nexters Midasian FZ LLC	100	—
Nexters Finance Ltd	100	—
Nexters Lithuania UAB	100	—
Tourish Limited	100	—
	100	—

Flow Research S.L.

Flow Research S.L. was incorporated in Barcelona, Spain, on November 10, 2017. The registered office of the company is at CL Fontanella 4, Orihuela Alicante, 03189 Spain. The company's principal activities are creative design of online games.

NHW Ltd

On April 5, 2021, Nexters Global Ltd acquired 100% of the voting shares in NHW Ltd, a company registered in accordance with the laws of the Republic of Cyprus, for the total consideration of 24 (€20,000). The consideration was fully paid in cash. The acquisition has been accounted for using the acquisition method. NHW Ltd was incorporated in Larnaca, Republic of Cyprus on March 9, 2020. The registered office of the company is Faneromenis, 107, P.C. 6031, Larnaca, Cyprus. The company's principal activities are publication and testing of program applications.

Nexters Global Ltd

Nexters Global Ltd was incorporated in Larnaca, Republic of Cyprus on November 2, 2009. The registered office of the Company is at Faneromenis 107, 6031, Larnaca, Cyprus. The company's principal activities are game development and publishing.

SGBOOST Limited

Synergame Investment Ltd was incorporated in Limassol, Republic of Cyprus on September 1, 2021. The registered office of the company is Griva Digeni, 55, P.C. 3101, Limassol, Cyprus. The company's principal activity are game development as well as the provision of independent developers with expertise and funds needed to launch their games and build successful international businesses. The company was renamed on May 12, 2022 to SGBOOST Limited.

Lightmap Ltd

The group encompasses five legal entities, four of which – Lightmap Ltd, Cubic Games Ltd, Kadexo Ltd, Fellaway Ltd – are incorporated in Cyprus, while the fifth Lightmap LLC is incorporated in Russia, which is liquidated as at the date of these financial statements. Lightmap Ltd is the owner of intellectual property (IP) rights. Cubic Games Ltd and Kadexo Ltd are the publishers of the games Pixel Gun 3D (“PG3D”) and Block City Wars (“BCW”), respectively. The publishers pay 97% of their revenue in license fees to Lightmap Ltd. Fellaway Ltd is dormant and is in the process of liquidation. Lightmap Ltd has an investment in another subsidiary entity, Britglow Ltd, which is also liquidated.

Nexters Studio Armenia LLC

Nexters Studio Armenia LLC was incorporated in Yerevan, Armenia on April 8, 2022. The registered office of the company is Arabkir 23, Yerevan. The company's principal activities are game development and support.

Nexters Studio Kazakhstan Ltd

Nexters Studio Kazakhstan Ltd was incorporated in Astana, Republic of Kazakhstan on May 5, 2022. The registered office of the company is Dinmuhamed Konaev Street, 14, Astana. The company's principal activities are game development and support.

Nexters Studio Portugal, Unipersonal LDA

Nexters Studio Portugal, Unipersonal LDA was incorporated in Lisboa, Portugal on February 2, 2023. The registered office of the company is Avenidas Novas 1050 046 Lisboa. As of the date of these financial statements the company has not yet started its active operations.

Nexters Finance Ltd

Nexters Finance Ltd was incorporated in Limassol, Republic of Cyprus on April 7, 2023. The registered office of the Company is at 28 Oktovriou 313, 3105, Limassol, Cyprus. The company's principal activities are financial activities such as provision of intra-group loans.

Nexters Midasian FZ LLC

Nexters Midasian FZ LLC was incorporated in Ras Al Khaimah Economic Zone in UAE on January 24, 2023. As of the date of these financial statements the company has not yet started its active operations.

Nexters Lithuania UAB

Nexters Lithuania UAB was incorporated in Vilnus, Lithuania on June 27, 2023. The registered office of the company is Didžioji, 1, Vilnius. As of the date of these financial statements the company has not yet started its active operations.

Tourish Limited

Tourish Limited was acquired in Nicosia, Cyprus on May 29, 2023. The registered office of the company is Georgiou Griva Digeni, 113, Astromeritis, 2722, Nicosia, Cyprus. As of the date of these financial statements the company has not yet started its active operations.

28.   List of subsidiaries

Set out below is a list of subsidiaries of the Group. Ownership interest corresponds to voting rights.

	Ownership	Ownership
	Interest	Interest
	December 31,	December 31,
	2022	2021
Name	%	%
Flow Research S.L.	100	100
Nexters Studio LLC	—	100
Nexters Online LLC	—	100
NHW Ltd	100	100
Nexters Global Ltd	100	100
SGBOOST Limited	100	100
Game Positive LLC	—	70
Lightmap Ltd	100	—
Lightmap LLC	—	—
Nexters Studio Armenia LLC	100	—
Nexters Studio Kazakhstan Ltd	100	—

Flow Research S.L.

Flow Research S.L. was incorporated in Barcelona, Spain, on November 10, 2017. The registered office of the company is at CL Fontanella 4, Orihuela Alicante, 03189 Spain. The company’s principal activities are creative design of online games.

Nexters Studio LLC

NX Studio LLC was incorporated in Moscow, the Russian Federation on July 7, 2015. The registered office of the company is Zemlyanoy lane, 50A Building 2, 109028, Moscow. The company’s principal activities are game development. NX Studio LLC was renamed to Nexters Studio LLC in June of 2021. Nexters Studio LLC was sold to the local management on August 18, 2022.

Nexters Online LLC

NX Online LLC was incorporated in Moscow, the Russian Federation on January 29, 2020. The registered office of the company is Zemlyanoy lane, 50A Building 2, 109028, Moscow. The company’s principal activities are technical support for the online gaming.

NX Online LLC was renamed to Nexters Online LLC in June of 2021. Nexters Online LLC was sold to the local management on August 18, 2022.

NHW Ltd

On April 5, 2021, Nexters Global Ltd acquired 100% of the voting shares in NHW Ltd, a company registered in accordance with the laws of the Republic of Cyprus, for the total consideration of 24 (€20,000). The consideration was fully paid in cash. The acquisition has been accounted for using the acquisition method. The consolidated financial statements include the results of the company for the nine-month period from the acquisition date in 2021 and the whole year 2022.

NHW Ltd was incorporated in Larnaca, Republic of Cyprus on March 9, 2020. The registered office of the company is Faneromenis, 107, P.C. 6031, Larnaca, Cyprus. The company’s principal activities are publication and testing of program applications.

Nexters Global Ltd

Nexters Global Ltd was incorporated in Larnaca, Republic of Cyprus on November 2, 2009. The registered office of the Company is at Faneromenis 107, 6031, Larnaca, Cyprus. The company’s principal activities are game development and publishing.

SGBOOST Limited

Synergame Investment Ltd was incorporated in Limassol, Republic of Cyprus on September 1, 2021. The registered office of the company is Griva Digeni, 55, P.C. 3101, Limassol, Cyprus. The company’s principal activity are game development as well as the provision of independent developers with expertise and funds needed to launch their games and build successful international businesses. The company was renamed on May 12, 2022 to SGBOOST Limited.

Game Positive LLC

Game Positive LLC was incorporated in Moscow, the Russian Federation on September 27, 2021. The registered office of the company is Spartakovskiy lane, 2, Building 1, 105082, Moscow. The company’s principal activities are game development. Game Positive LLC was sold to the local management on August 18, 2022.

Lightmap Ltd

The group encompasses five legal entities, four of which – Lightmap Ltd, Cubic Games Ltd, Kadexo Ltd, Fellaway Ltd – are incorporated in Cyprus, while the fifth Lightmap LLC is incorporated in Russia. Lightmap Ltd is the owner of intellectual property (IP) rights. Cubic Games Ltd and Kadexo Ltd are the publishers of the games Pixel Gun 3D (“PG3D”) and Block City Wars (“BCW”), respectively. The publishers pay 97% of their revenue in license fees to Lightmap Ltd. Fellaway Ltd is dormant and is in the process of liquidation. Lightmap LLC employs developers and production and support staff. Lightmap Ltd has an investment in another subsidiary entity, Britglow Ltd, which is also liquidated.

Lightmap LLC

Lightmap LLC was incorporated in Rostov-on-Don, the Russian Federation on April 21, 2017. The registered office of the company is Nizhnebulvarnaya str., 8, Building 1, 344022, Rostov-on-Don. The company’s principal activities are game development. Lightmap LLC was sold to the local management on August 31, 2022.

Nexters Studio Armenia LLC

Nexters Studio Armenia LLC was incorporated in Yerevan, Armenia on April 8, 2022. The registered office of the company is Arabkir 23, Yerevan. The company’s principal activities are game development and support.

Nexters Studio Kazakhstan Ltd

Nexters Studio Kazakhstan Ltd was incorporated in Astana, Republic of Kazakhstan on May 5, 2022. The registered office of the company is Dinmuhamed Konaev Street, 14, Astana. The company’s principal activities are game development and support.